UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 27.0%
Consumer Discretionary 2.5%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	30,235
6.15%, 3/1/2037	20,000	24,768
6.65%, 11/15/2037	40,000	52,151
Carnival Corp., 3.95%, 10/15/2020	25,000	25,632
CBS Corp., 3.7%, 8/15/2024	100,000	99,377
Comcast Corp.:
3.3%, 2/1/2027	15,000	14,520
4.049%, 11/1/2052	84,000	78,844
6.4%, 5/15/2038	18,000	22,900

Ford Motor Co., 4.75%, 1/15/2043	25,000	22,798
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	253,878
General Motors Co., 4.0%, 4/1/2025	50,000	49,427
General Motors Financial Co., Inc., 4.2%, 3/1/2021	40,000	40,758
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	25,781
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	51,704
5.4%, 9/15/2040	25,000	30,407
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	24,768
McDonald's Corp., Series I, 6.3%, 10/15/2037	60,000	77,012
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	24,539
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	98,957
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	83,353
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	99,779
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	81,908
Time Warner Cable LLC, 6.75%, 6/15/2039	75,000	85,384
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	82,718
5.35%, 12/15/2043	30,000	32,001
VF Corp., 6.45%, 11/1/2037	15,000	19,298
Viacom, Inc., 6.875%, 4/30/2036	80,000	95,104
Walmart, Inc.:
2.35%, 12/15/2022	250,000	243,357
3.625%, 12/15/2047	25,000	24,460
Walt Disney Co.:
3.7%, 12/1/2042	55,000	53,482
Series E, 3.75%, 6/1/2021	20,000	20,466
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	39,902
		2,009,668
Consumer Staples 1.3%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	24,931
10.2%, 2/6/2039	53,000	89,674
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	45,887
4.375%, 4/15/2038 (a)	50,000	51,013
5.375%, 1/15/2020	100,000	104,614
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	34,486
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,963
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	26,563
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	47,648
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	22,593
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,478
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,244
Kellogg Co., 4.5%, 4/1/2046	25,000	24,567
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	54,679
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	22,925
5.0%, 6/4/2042	50,000	50,026
Kroger Co.:
2.65%, 10/15/2026	50,000	45,147
8.0%, 9/15/2029	40,000	51,315
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	26,655
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	32,766
PepsiCo, Inc.:
1.7%, 10/6/2021	10,000	9,607
4.25%, 10/22/2044	25,000	25,828
4.5%, 1/15/2020	85,000	87,721
Philip Morris International, Inc., 6.375%, 5/16/2038	20,000	25,769
Sysco Corp., 2.6%, 10/1/2020	50,000	49,584
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	27,456
		1,049,139
Energy 2.6%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	13,626
Apache Corp.:
5.25%, 2/1/2042	35,000	36,422
6.0%, 1/15/2037	20,000	22,641
Baker Hughes a GE Co., LLC, 3.2%, 8/15/2021	25,000	25,061
BP Capital Markets PLC:
3.216%, 11/28/2023	50,000	49,564
3.279%, 9/19/2027	40,000	38,879
3.535%, 11/4/2024	35,000	35,105
3.994%, 9/26/2023	55,000	56,681
Buckeye Partners LP:
4.35%, 10/15/2024	15,000	14,951
4.875%, 2/1/2021	25,000	25,720
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	39,909
7.4%, 12/1/2031	15,000	20,149
Canadian Natural Resources Ltd.:
2.95%, 1/15/2023	25,000	24,275
3.85%, 6/1/2027	25,000	24,447
6.45%, 6/30/2033	20,000	23,913
Chevron Corp.:
2.193%, 11/15/2019	20,000	19,878
2.355%, 12/5/2022	40,000	38,818
2.498%, 3/3/2022	45,000	44,265
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	27,290
Devon Energy Corp., 3.25%, 5/15/2022	15,000	14,819
Energy Transfer Partners LP:
4.05%, 3/15/2025	10,000	9,807
4.2%, 4/15/2027	45,000	43,443
6.625%, 10/15/2036	20,000	22,137
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	96,205
Series D, 6.875%, 3/1/2033	20,000	25,184
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	25,576
5.625%, 6/1/2019	100,000	102,961
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	122,565
Halliburton Co., 7.45%, 9/15/2039	60,000	83,213
Hess Corp., 7.125%, 3/15/2033	21,000	25,194
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,148
7.3%, 8/15/2033	40,000	48,413
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	12,778
Marathon Petroleum Corp., 6.5%, 3/1/2041	60,000	73,233
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	54,553
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	99,645
5.5%, 1/21/2021	40,000	41,640
Plains All American Pipeline LP:
4.5%, 12/15/2026	40,000	39,676
4.65%, 10/15/2025	35,000	35,210
Shell International Finance BV:
2.25%, 1/6/2023	25,000	23,993
2.375%, 8/21/2022	15,000	14,558
2.875%, 5/10/2026	35,000	33,731
6.375%, 12/15/2038	50,000	66,398
Southern Union Co., 8.25%, 11/15/2029	40,000	49,091
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	48,443
Tosco Corp., 8.125%, 2/15/2030	70,000	96,309
Total Capital International SA, 2.75%, 6/19/2021	100,000	99,125
TransCanada PipeLines Ltd.:
3-month USD-LIBOR + 2.210%, 4.049% * , 5/15/2067	20,000	19,175
5.85%, 3/15/2036	30,000	35,547
6.2%, 10/15/2037	40,000	49,353
		2,094,717
Financials 7.9%
Allstate Corp., 5.35%, 6/1/2033	41,000	47,530
American Express Co., 2.65%, 12/2/2022	108,000	104,483
American International Group, Inc.:
3.75%, 7/10/2025	10,000	9,847
3.9%, 4/1/2026	50,000	49,487
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	130,278
AXA SA, 8.6%, 12/15/2030	40,000	54,400
Bank of America Corp.:
2.625%, 10/19/2020	100,000	99,310
144A, 3.004%, 12/20/2023	107,000	104,952
4.125%, 1/22/2024	50,000	51,466
Series L, 4.75%, 4/21/2045	50,000	52,862
Bank of America NA, 6.0%, 10/15/2036	100,000	123,393
Bank of New York Mellon Corp., 5.45%, 5/15/2019	35,000	36,045
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	12,604
Bank One Corp., 7.625%, 10/15/2026	40,000	49,502
Barclays PLC, 3.25%, 1/12/2021	200,000	198,560
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	62,586
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	97,468
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	95,912
4.75%, 7/15/2021	25,000	26,070
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	24,966
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	26,983
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	147,860
4.0%, 8/5/2024	50,000	50,124
4.6%, 3/9/2026	50,000	51,287
6.625%, 6/15/2032	60,000	73,111
8.125%, 7/15/2039	40,000	60,572
8.5%, 5/22/2019	80,000	84,994
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	158,048
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	154,640
Fifth Third Bancorp., 8.25%, 3/1/2038	40,000	57,405
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	195,510
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,173
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	69,997
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	197,999
5.1%, 4/5/2021	105,000	110,511
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	21,291
JPMorgan Chase & Co.:
3-month USD-LIBOR + 1.337%, 3.782% *, 2/1/2028	50,000	49,700
3.9%, 7/15/2025	100,000	100,811
4.35%, 8/15/2021	300,000	310,731
4.625%, 5/10/2021	125,000	130,297
4.95%, 6/1/2045	50,000	54,101
6.3%, 4/23/2019	80,000	83,006
KeyCorp, 2.9%, 9/15/2020	50,000	49,773
Legg Mason, Inc., 5.625%, 1/15/2044	25,000	27,145
Mastercard, Inc., 3.8%, 11/21/2046	25,000	24,989
MetLife, Inc.:
3.048%, 12/15/2022	75,000	74,283
3.6%, 4/10/2024	65,000	65,102
6.4%, 12/15/2066	20,000	21,925
Morgan Stanley:
2.5%, 4/21/2021	100,000	97,983
4.375%, 1/22/2047	25,000	25,583
Series F, 5.625%, 9/23/2019	150,000	155,708
6.375%, 7/24/2042	80,000	103,508
7.3%, 5/13/2019	125,000	130,981
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	24,662
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	35,476
PNC Bank NA, 2.15%, 4/29/2021	250,000	242,849
PNC Financial Services Group, Inc., 6.7%, 6/10/2019	80,000	83,590
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,659
Series D, 6.625%, 12/1/2037	40,000	52,735
Regions Financial Corp., 2.75%, 8/14/2022	25,000	24,292
Royal Bank of Canada:
2.15%, 3/6/2020	100,000	98,599
2.2%, 9/23/2019	20,000	19,884
2.3%, 3/22/2021	25,000	24,576
4.65%, 1/27/2026	25,000	25,779
State Street Corp., 2.65%, 5/19/2026	25,000	23,353
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	49,494
4.75%, 10/21/2045	50,000	53,504
6.125%, 2/15/2033	40,000	48,075
6.75%, 10/1/2037	150,000	187,907
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	64,386
Toronto-dominion Bank, 2.125%, 4/7/2021	100,000	97,412
U.S. Bancorp., 2.95%, 7/15/2022	165,000	162,656
Visa, Inc., 4.3%, 12/14/2045	100,000	107,264
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	46,942
3.5%, 3/8/2022	100,000	100,267
3.55%, 9/29/2025	100,000	98,169
4.9%, 11/17/2045	50,000	52,417
5.375%, 2/7/2035	75,000	86,738
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	170,086
		6,426,623
Health Care 3.0%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,536
4.4%, 11/6/2042	41,000	40,453
4.7%, 5/14/2045	25,000	25,781
Aetna, Inc., 6.625%, 6/15/2036	41,000	51,776
Allergan Finance LLC, 3.25%, 10/1/2022	80,000	78,333
Allergan Funding SCS:
3.0%, 3/12/2020	100,000	99,484
3.8%, 3/15/2025	100,000	98,238
Amgen, Inc., 5.75%, 3/15/2040	70,000	84,059
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	49,209
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	73,796
3.25%, 11/12/2020	80,000	79,806
4.685%, 12/15/2044	25,000	25,166
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	83,949
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	79,073
4.625%, 12/15/2020	75,000	77,573
Celgene Corp., 4.625%, 5/15/2044	50,000	49,863
CVS Health Corp.:
2.8%, 7/20/2020	25,000	24,822
3.375%, 8/12/2024	125,000	121,069
5.05%, 3/25/2048	50,000	52,589
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	26,777
4.75%, 3/1/2046	50,000	53,870
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	72,370
Johnson & Johnson, 4.85%, 5/15/2041	80,000	94,145
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,679
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	20,604
5.9%, 11/1/2039	20,000	24,264
Medtronic, Inc., 6.5%, 3/15/2039	20,000	26,460
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	26,061
Merck Sharp & Dohme Corp., 5.0%, 6/30/2019	100,000	102,935
Mylan NV, 3.15%, 6/15/2021	100,000	98,605
Pfizer, Inc., 4.4%, 5/15/2044	25,000	26,886
Pharmacia LLC, 6.6%, 12/1/2028	75,000	94,455
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	77,498
Stryker Corp., 4.625%, 3/15/2046	50,000	53,395
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	113,145
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	224,855
Wyeth LLC, 5.95%, 4/1/2037	40,000	51,058
		2,442,637
Industrials 2.3%
Boeing Co.:
6.625%, 2/15/2038	40,000	54,634
7.95%, 8/15/2024	50,000	63,305
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,448
6.2%, 8/15/2036	95,000	121,290
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	12,971
6.25%, 8/1/2034	10,000	13,054
6.375%, 11/15/2037	20,000	26,992
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	50,000
CSX Corp., 6.15%, 5/1/2037	40,000	49,661
Deere & Co., 8.1%, 5/15/2030	40,000	55,978
Fluor Corp., 3.5%, 12/15/2024	25,000	25,204
GATX Corp., 2.6%, 3/30/2020	25,000	24,772
General Dynamics Corp., 2.25%, 11/15/2022	25,000	24,070
General Electric Co.:
3.1%, 1/9/2023	100,000	97,967
4.125%, 10/9/2042	40,000	37,080
Series A, 6.15%, 8/7/2037	105,000	124,934
Harris Corp., 4.4%, 12/15/2020	50,000	51,635
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	46,213
3.35%, 12/1/2023	20,000	20,311
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	103,485
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	49,550
Johnson Controls International PLC, 5.0%, 3/30/2020	75,000	78,052
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	67,451
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	74,314
4.07%, 12/15/2042	85,000	83,912
Raytheon Co., 4.4%, 2/15/2020	80,000	82,345
Republic Services, Inc., 5.0%, 3/1/2020	80,000	82,956
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	50,373
Union Pacific Corp., 3.646%, 2/15/2024	33,000	33,687
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	44,219
United Technologies Corp., 6.125%, 7/15/2038	50,000	61,693
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	99,408
Western Union Co., 6.2%, 6/21/2040	20,000	20,892
		1,852,856
Information Technology 1.9%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	51,265
Apple, Inc.:
3.25%, 2/23/2026	200,000	197,188
3.45%, 5/6/2024	190,000	191,835
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	98,005
Corning, Inc., 5.75%, 8/15/2040	20,000	23,903
Dell International LLC, 144A, 4.42%, 6/15/2021	150,000	153,865
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	50,000	53,420
International Business Machines Corp., 6.5%, 1/15/2028	105,000	129,098
Microsoft Corp.:
1.55%, 8/8/2021	35,000	33,609
2.4%, 8/8/2026	100,000	93,058
3.625%, 12/15/2023	65,000	66,757
3.7%, 8/8/2046	50,000	49,333
4.2%, 6/1/2019	80,000	81,918
4.875%, 12/15/2043	40,000	46,187
Oracle Corp.:
2.95%, 11/15/2024	55,000	53,515
5.0%, 7/8/2019	20,000	20,618
5.375%, 7/15/2040	110,000	131,352
6.125%, 7/8/2039	80,000	103,312
		1,578,238
Materials 1.2%
Dow Chemical Co., 5.25%, 11/15/2041	40,000	44,315
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	92,805
4.625%, 1/15/2020	50,000	51,553
5.6%, 12/15/2036	50,000	58,826
Eastman Chemical Co., 4.65%, 10/15/2044	25,000	25,788
LYB International Finance BV, 5.25%, 7/15/2043	25,000	27,408
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,110
Series 1, 5.5%, 7/30/2035	50,000	55,811
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	17,793
Nucor Corp., 6.4%, 12/1/2037	20,000	26,020
Potash Corp. of Saskatchewan, Inc.:
4.875%, 3/30/2020	25,000	25,765
6.5%, 5/15/2019	80,000	82,863
Praxair, Inc., 4.5%, 8/15/2019	60,000	61,600
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	25,479
6.125%, 12/15/2033	41,000	50,851
Southern Copper Corp., 6.75%, 4/16/2040	75,000	92,659
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	64,691
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	106,321
		932,658
Real Estate 0.6%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	83,084
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	171,031
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	126,231
(REIT), 4.25%, 11/15/2023	60,000	61,422
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	31,980
		473,748
Telecommunication Services 1.6%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	35,808
AT&T, Inc.:
3.4%, 5/15/2025	135,000	130,079
4.25%, 3/1/2027	45,000	45,490
6.0%, 8/15/2040	15,000	16,942
6.3%, 1/15/2038	5,000	5,780
6.375%, 3/1/2041	45,000	52,265
6.4%, 5/15/2038	16,000	18,647
British Telecommunications PLC, 9.125%, 12/15/2030	60,000	87,669
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	54,349
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	46,983
Orange SA, 5.375%, 7/8/2019	125,000	128,898
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	50,744
Verizon Communications, Inc.:
2.625%, 8/15/2026	55,000	50,228
2.946%, 3/15/2022	25,000	24,580
3.376%, 2/15/2025	221,000	217,224
4.672%, 3/15/2055	145,000	137,921
4.812%, 3/15/2039	32,000	32,701
Vodafone Group PLC:
6.15%, 2/27/2037	40,000	46,496
6.25%, 11/30/2032	65,000	76,340
		1,259,144
Utilities 2.1%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	60,315
6.125%, 5/15/2038	42,000	53,744
Ameren Illinois Co., 3.7%, 12/1/2047	25,000	24,145
American Water Capital Corp., 2.95%, 9/1/2027	25,000	23,737
Consolidated Edison Co. of New York, Series 08-B, 6.75%, 4/1/2038	40,000	54,809
Dominion Energy, Inc., Series F, 5.25%, 8/1/2033	40,000	45,390
DTE Electric Co., 5.7%, 10/1/2037	40,000	49,613
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	102,850
6.05%, 4/15/2038	65,000	83,302
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	100,444
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	47,748
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	46,744
Exelon Corp., 5.625%, 6/15/2035	20,000	23,875
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	108,210
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	50,189
4.95%, 6/1/2035	40,000	45,536
KeySpan Corp., 8.0%, 11/15/2030	40,000	54,616
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,428
Northern States Power Co., 6.25%, 6/1/2036	40,000	52,090
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	92,382
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	45,467
6.05%, 3/1/2034	25,000	29,799
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,920
5.795%, 3/15/2040	20,000	25,224
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	47,714
Sempra Energy, 6.0%, 10/15/2039	50,000	61,181
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	56,330
6.65%, 4/1/2029	40,000	49,413
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	48,534
Southern Co., 2.95%, 7/1/2023	25,000	24,283
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	25,143
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	65,509
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	38,890
		1,694,574
Total Corporate Bonds (Cost $20,927,521)		21,814,002
Mortgage-Backed Securities Pass-Throughs 27.7%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	157,726	155,620
3.0%, with various maturities from 11/1/2026 until 1/1/2047	2,076,220	2,045,029
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,492,815	1,502,759
4.0%, with various maturities from 1/1/2020 until 8/1/2042	661,394	684,654
4.5%, with various maturities from 1/1/2020 until 9/1/2041	300,983	316,300
5.0%, with various maturities from 11/1/2022 until 6/1/2036	359,880	385,863
5.5%, with various maturities from 6/1/2020 until 1/1/2038	172,129	187,300
6.0%, with various maturities from 9/1/2021 until 2/1/2038	192,536	212,762
6.5%, with various maturities from 6/1/2034 until 8/1/2036	65,879	74,191
7.0%, with various maturities from 12/1/2024 until 12/1/2026	7,236	7,484
7.5%, with various maturities from 5/1/2024 until 6/1/2027	739	741
Federal National Mortgage Association:
2.5%, with various maturities from 5/1/2028 until 11/1/2036	908,643	891,935
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,408,663	2,373,669
3.5%, with various maturities from 12/1/2026 until 9/1/2047	3,381,922	3,406,649
12-month USD-LIBOR + 1.750%, 3.54% * , 5/1/2041	26,252	27,466
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,435,559	1,484,127
4.5%, with various maturities from 2/1/2020 until 6/1/2042	647,076	682,429
5.0%, with various maturities from 12/1/2023 until 9/1/2041	272,636	292,448
5.5%, with various maturities from 8/1/2019 until 12/1/2038	257,905	279,951
6.0%, with various maturities from 5/1/2018 until 11/1/2037	162,196	181,099
6.5%, with various maturities from 7/1/2028 until 1/1/2038	100,204	111,826
7.0%, with various maturities from 7/1/2029 until 12/1/2033	42,863	46,394
7.5%, with various maturities from 1/1/2024 until 4/1/2028	3,554	3,993
8.0%, with various maturities from 12/1/2021 until 11/1/2031	8,564	9,329
8.5%, 12/1/2025	206	206
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2046	1,745,733	1,722,824
3.5%, with various maturities from 10/20/2041 until 1/20/2047	2,619,257	2,653,186
4.0%, with various maturities from 11/15/2024 until 2/20/2046	1,215,573	1,260,198
4.5%, with various maturities from 5/15/2039 until 1/20/2041	523,340	552,249
5.0%, with various maturities from 10/20/2035 until 8/20/2042	358,039	384,103
5.5%, with various maturities from 9/15/2033 until 10/20/2040	130,028	142,151
6.0%, with various maturities from 2/15/2029 until 12/15/2038	163,827	183,570
6.5%, with various maturities from 8/20/2032 until 10/20/2037	112,044	126,446
7.5%, 8/15/2031	1,187	1,219
8.0%, with various maturities from 7/15/2022 until 3/15/2032	20,544	24,041
Total Mortgage-Backed Securities Pass-Throughs (Cost $22,750,969)		22,414,211
Asset-Backed 0.5%
Automobile Receivables 0.1%
Carmax Auto Owner Trust, "A3", Series 2017-1, 1.98%, 11/15/2021	100,000	99,043
Credit Card Receivables 0.4%
Chase Issuance Trust:
"A4", Series 2016-A4, 1.49%, 7/15/2022	100,000	97,305
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	96,995
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	98,726
		293,026
Total Asset-Backed (Cost $385,898)		392,069
Commercial Mortgage-Backed Securities 2.1%
Citigroup Commercial Mortgage Trust, "A4", Series 2017-P7, 3.712%, 4/14/2050	100,000	101,207
Commercial Mortgage Trust:
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	103,055
"A4", Series 2013-CR9, 4.243% *, 7/10/2045	186,000	195,255
Fannie Mae-Aces:
"A2", Series 2011-M5, 2.94%, 7/25/2021	70,162	70,340
"ATS2", Series 2017-M15, 3.136% *, 11/25/2027	100,000	98,478
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	101,776
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K025, 1.875%, 4/25/2022	63,310	62,230
"A2", Series K020, 2.373%, 5/25/2022	100,000	98,145
"A2", Series K017, 2.873%, 12/25/2021	100,000	99,944
"A2", Series K041, 3.171%, 10/25/2024	100,000	100,752
"A2", Series K069, 3.187%, 9/25/2027	100,000	99,524
GS Mortgage Securities Trust, "A4", Series 2016-GS2, 3.05%, 5/10/2049	50,000	48,486
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	104,346
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	102,915
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	170,209	171,810
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	104,036
Total Commercial Mortgage-Backed Securities (Cost $1,702,372)		1,662,299
Government & Agency Obligations 40.0%
Other Government Related (b) 2.4%
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	50,000	49,993
European Investment Bank:
1.125%, 8/15/2019	500,000	491,975
4.875%, 2/15/2036	65,000	81,189
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	46,989
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	246,567
3.875%, 9/17/2019	210,000	214,626
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	240,773
4.75%, 2/15/2035	20,000	24,401
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	210,000	120,176
2.375%, 8/25/2021	165,000	163,447
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	194,731
6.625%, 6/15/2035	40,000	41,327
		1,916,194
Sovereign Bonds 2.3%
Export-Import Bank of Korea, 1.75%, 5/26/2019	200,000	197,260
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	194,517
Province of Ontario:
4.0%, 10/7/2019	100,000	102,249
4.4%, 4/14/2020	100,000	103,573
Province of Quebec, Series NN, 7.125%, 2/9/2024	80,000	96,898
Republic of Colombia, 4.5%, 1/28/2026	200,000	206,700
Republic of Italy, 5.375%, 6/15/2033	80,000	92,386
Republic of Panama, 5.2%, 1/30/2020	100,000	104,200
Republic of Peru, 7.35%, 7/21/2025	115,000	142,600
Republic of Philippines, 5.5%, 3/30/2026	200,000	226,875
Republic of Poland, 6.375%, 7/15/2019	165,000	172,679
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	218,888
		1,858,825
U.S. Government Sponsored Agencies 1.5%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	408,078
6.25%, 7/15/2032	100,000	136,251
6.75%, 9/15/2029	3,000	4,062
Federal National Mortgage Association:
6.25%, 5/15/2029	105,000	136,408
7.125%, 1/15/2030	41,000	57,383
7.25%, 5/15/2030	164,000	232,906
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	242,860
		1,217,948
U.S. Treasury Obligations 33.8%
U.S. Treasury Bonds:
2.25%, 8/15/2046	250,000	215,342
2.5%, 5/15/2046	100,000	90,937
2.75%, 8/15/2047	250,000	238,935
2.75%, 11/15/2047	850,000	812,580
2.875%, 8/15/2045	250,000	245,508
3.0%, 5/15/2045	600,000	603,773
3.0%, 11/15/2045	175,000	175,984
3.0%, 2/15/2047	250,000	251,328
3.625%, 8/15/2043	250,000	279,873
3.875%, 8/15/2040	161,000	186,496
4.25%, 5/15/2039	506,000	615,719
4.5%, 8/15/2039	277,000	348,392
4.625%, 2/15/2040	154,000	197,054
6.0%, 2/15/2026	66,000	81,446
6.25%, 8/15/2023	486,000	575,170
7.25%, 8/15/2022	341,000	407,988
U.S. Treasury Notes:
1.125%, 6/30/2021	500,000	479,648
1.125%, 8/31/2021	500,000	478,223
1.25%, 3/31/2021	350,000	338,406
1.5%, 7/15/2020	2,000,000	1,962,734
1.5%, 8/15/2026	500,000	453,848
1.625%, 5/15/2026	450,000	413,912
1.75%, 12/31/2020	2,500,000	2,458,496
1.75%, 3/31/2022	90,000	87,455
1.75%, 5/31/2022	1,000,000	969,727
1.875%, 12/15/2020	1,000,000	987,187
1.875%, 2/28/2022	500,000	488,320
1.875%, 9/30/2022	1,500,000	1,457,637
1.875%, 8/31/2024	1,000,000	954,023
2.0%, 11/15/2021	322,000	316,818
2.0%, 2/15/2022	143,000	140,464
2.0%, 10/31/2022	2,500,000	2,441,406
2.0%, 11/30/2022	250,000	244,033
2.0%, 2/15/2025	200,000	191,367
2.125%, 8/15/2021	519,000	513,364
2.125%, 5/15/2025	750,000	722,256
2.25%, 11/15/2024	500,000	486,934
2.25%, 11/15/2025	500,000	483,965
2.25%, 8/15/2027	1,000,000	958,828
2.25%, 11/15/2027	450,000	431,051
2.375%, 1/31/2023	1,000,000	991,797
2.625%, 11/15/2020	1,000,000	1,006,250
2.75%, 11/15/2023	500,000	503,574
2.75%, 2/15/2024	250,000	251,602
3.625%, 2/15/2020	822,000	842,165
		27,382,015
Total Government & Agency Obligations (Cost $32,234,941)		32,374,982
Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	87,547
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	99,647
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	54,616
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,259
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	87,593
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	47,007
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	23,645
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,183
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	52,185
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	46,896
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	51,392
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,950
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	49,595
Total Municipal Bonds and Notes (Cost $656,214)		752,515
	Shares	Value ($)
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $1,113,611)	1,113,611	1,113,611
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,771,526)	99.6	80,523,689
Other Assets and Liabilities, Net	0.4	324,017
Net Assets	100.0	80,847,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 is as follows:

Value($) at 12/31/2107	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 1.4% Deutsche Central Cash Management Government Fund, 1.64% (c)
161,902	16,778,694	15,826,985	—	—	4,032	—	1,113,611	1,113,611

*

Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

(a) When-issued security.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$21,814,002	$—	$21,814,002
Mortgage-Backed Securities Pass-Throughs	—	22,414,211	—	22,414,211
Asset-Backed	—	392,069	—	392,069
Commercial Mortgage-Backed Securities	—	1,662,299	—	1,662,299
Government & Agency Obligations	—	32,374,982	—	32,374,982
Municipal Bonds and Notes	—	752,515	—	752,515
Short-Term Investments	1,113,611	—	—	1,113,611
Total	$1,113,611	$79,410,078	$—	$80,523,689

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018